Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented Information Disclosure [Abstract]
Schedule of geographical segments, segment revenue is based on the geographical location of the customers

External Revenues (in thousands)	31-Dec-21	31-Dec-20	31-Dec-19
EMEA	$3,090	$1,465	$8,166
USA	2,738	2,679	1,062
Canada	1,656	1,691	1,713
Australia and New Zealand	61	155	40
Total	$7,545	$5,990	$10,981

Non-current assets in thousands $	2021	2020
Long term receivable total	$168	$-

Canada	-	-

EMEA	168	-

Right of use assets total	$1,078	$377

Canada	188	279

EMEA	890	98

Loan to director total	$-	$214

Canada	-	-

EMEA	-	214

Equipment total	$268	$55

Canada	34	30

EMEA	234	25

Intangibles-total	$4,351	$6,549

Canada	94	-

EMEA	4,257	6,549

Revenues by product (in thousands)	31-Dec-21	31-Dec-20	31-Dec-19
Cellular boosters and related accessories	4,235	2,666	2,033
Rugged devices and related accessories	3,310	3,324	7,779
Total revenues	$7,545	$5,990	$9,812